Schedule of Investments (unaudited) March 31, 2024	BlackRock LifePath® Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 40.2%
iShares Core MSCI Total International Stock ETF(b)	13,452,568	$912,891,264
iShares Developed Real Estate Index Fund, Class K	17,554,121	165,359,816
Large Cap Index Master Portfolio	$1,736,194,212	1,736,194,212
Master Small Cap Index Series	$173,465,536	173,465,536

		2,987,910,828

Fixed-Income Funds — 59.6%
iShares TIPS Bond ETF	5,425,003	582,699,572
iShares U.S. Intermediate Credit Bond Index Fund	68,967,961	680,713,777
iShares U.S. Intermediate Government Bond Index Fund	151,507,511	1,469,622,854
iShares U.S. Long Credit Bond Index Fund	17,333,953	161,552,446
iShares U.S. Long Government Bond Index Fund	55,386,376	452,506,689
iShares U.S. Securitized Bond Index Fund	116,257,078	1,085,841,112

		4,432,936,450

Security	Shares	Value

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)	12,522,898	$12,527,907
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	14,642,283	14,642,283

		27,170,190

Total Investments — 100.2% (Cost: $6,265,936,442)		7,448,017,468

Liabilities in Excess of Other Assets — (0.2)%		(16,024,420)

Net Assets — 100.0%		$7,431,993,048

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$17,242,242	$—	$(4,710,149	)(a)	$(3,754)	$(432)	$12,527,907	12,522,898	$11,984	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	14,730,357	—	(88,074	)(a)	—	—	14,642,283	14,642,283	113,922		—

iShares Core MSCI Total International Stock ETF	943,711,774	1,244,823	(73,192,791)		8,689,174	32,438,284	912,891,264	13,452,568	—		—

iShares Developed Real Estate Index Fund, Class K	170,020,579	1,542,987	(4,373,453)		(734,499)	(1,095,798)	165,359,816	17,554,121	—		—

iShares TIPS Bond ETF	577,576,769	21,218,842	(15,570,816)		(1,133,467)	608,244	582,699,572	5,425,003	—		—

iShares U.S. Intermediate Credit Bond Index Fund	725,951,944	8,295,416	(47,704,041)		(611,368)	(5,218,174)	680,713,777	68,967,961	7,254,704		—

iShares U.S. Intermediate Government Bond Index Fund	1,427,131,462	94,601,433	(37,564,834)		(1,057,339)	(13,487,868)	1,469,622,854	151,507,511	9,819,920		—

iShares U.S. Long Credit Bond Index Fund	159,548,136	10,803,210	(4,466,235)		(324,417)	(4,008,248)	161,552,446	17,333,953	1,939,257		—

iShares U.S. Long Government Bond Index Fund	466,063,329	17,160,062	(12,411,105)		(2,792,770)	(15,512,827)	452,506,689	55,386,376	4,294,284		—

iShares U.S. Securitized Bond Index Fund	1,123,185,653	26,271,264	(43,226,083)		(3,004,320)	(17,385,402)	1,085,841,112	116,257,078	9,881,864		—

Large Cap Index Master Portfolio	1,709,963,882	—	(134,965,666	)(a)(c)	3,021,612	158,174,384	1,736,194,212	$1,736,194,212	6,160,400		—

Master Small Cap Index Series	169,246,417	—	(3,561,305	)(a)(c)	(230,268)	8,010,692	173,465,536	$173,465,536	663,254		—

					$1,818,584	$142,522,855	$7,448,017,468		$40,139,589		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Index Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,078,251,080	$—	$—	$1,078,251,080
Fixed-Income Funds	4,432,936,450	—	—	4,432,936,450
Money Market Funds	27,170,190	—	—	27,170,190

	$5,538,357,720	$—	$—	5,538,357,720

Investments Valued at NAV(a)				1,909,659,748

				$7,448,017,468

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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